UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Trafelet Capital Management, L.P.

Address:   590 Madison Ave
           39th Floor
           New York, NY  10022


Form 13F File Number: 28-12508


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeff Faber
Title:  Chief Financial Officer
Phone:  (212) 201-7856

Signature,  Place,  and  Date  of  Signing:

/s/ Jeff Faber                     New York, NY                       2/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              31

Form 13F Information Table Value Total:  $      404,242
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     28-10829              Trafelet & Company Advisors, LLC
----  --------------------  ----------------------------------------------------
2     28-10380              Trafelet & Company, LLC
----  --------------------  ----------------------------------------------------
3     28-13170              Remy W. Trafelet
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- ---------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- --------- ------ ----
ADA ES INC                   COM              005208103    3,484   312231 SH       DEFINED    1,2,3      312,231      0    0
ANADIGICS INC                COM              032515108   16,302  2352353 SH       DEFINED    1,2,3    2,352,353      0    0
APPLE INC                    COM              037833100   16,128    50000 SH       DEFINED    1,2,3       50,000      0    0
ASSURED GUARANTY LTD         COM              G0585R106   11,087   626400 SH       DEFINED    1,2,3      626,400      0    0
ATLAS PIPELINE HOLDINGS LP   COM UNITS LP     04939R108    8,115   540970 SH       DEFINED    1,2,3      540,970      0    0
ATMEL CORP                   COM              049513104   36,960  3000000 SH       DEFINED    1,2,3    3,000,000      0    0
ATMEL CORP                   COM              049513104   15,400  1250000     CALL DEFINED    1,2,3    1,250,000      0    0
CEDAR FAIR L P               DEPOSITRY UNIT   150185106   16,500  1088360 SH       DEFINED    1,2,3    1,088,360      0    0
CONCHO RES INC               COM              20605P101   17,534   200000 SH       DEFINED    1,2,3      200,000      0    0
GENTEX CORP                  COM              371901109    3,991   135000 SH       DEFINED    1,2,3      135,000      0    0
KRONOS WORLDWIDE INC         COM              50105F105   10,198   240000 SH       DEFINED    1,2,3      240,000      0    0
MAGNUM HUNTER RES CORP DEL   COM              55973B102   32,804  4556106 SH       DEFINED    1,2,3    4,556,106      0    0
MGIC INVT CORP WIS           COM              552848103   18,852  1850000 SH       DEFINED    1,2,3    1,850,000      0    0
MGIC INVT CORP WIS           COM              552848103   45,855  4500000     CALL DEFINED    1,2,3    4,500,000      0    0
NATIONAL OILWELL VARCO INC   COM              637071101   19,959   296786 SH       DEFINED    1,2,3      296,786      0    0
NAVIOS MARITIME ACQUIS CORP  SHS              Y62159101        9     2296 SH       DEFINED    1,2,3        2,296      0    0
NAVIOS MARITIME ACQUIS CORP  *W EXP 06/25/201 Y62159119      301   450000 SH       DEFINED    1,2,3      450,000      0    0
NOVATEL WIRELESS INC         COM NEW          66987M604   11,847  1240550 SH       DEFINED    1,2,3    1,240,550      0    0
POWER ONE INC NEW            COM              73930R102    7,636   748600 SH       DEFINED    1,2,3      748,600      0    0
PROMOTORA DE INFORMACIONES S ADR CL B CONV    74343G303   22,133  2320000 SH       DEFINED    1,2,3    2,320,000      0    0
PUDA COAL INC                COM PAR $.001    744674300   15,675  1100000 SH       DEFINED    1,2,3    1,100,000      0    0
REPUBLIC AWYS HLDGS INC      COM              760276105   12,810  1750000 SH       DEFINED    1,2,3    1,750,000      0    0
TALBOTS INC                  COM              874161102   14,346  1683789 SH       DEFINED    1,2,3    1,683,789      0    0
TALBOTS INC                  *W EXP 04/09/201 874161110    1,305  1000001 SH       DEFINED    1,2,3    1,000,001      0    0
TNS INC                      COM              872960109    2,892   139051 SH       DEFINED    1,2,3      139,051      0    0
UNITEK GLOBAL SVCS INC       COM NEW          91324T203    4,825   491300 SH       DEFINED    1,2,3      491,300      0    0
VIRGIN MEDIA INC             COM              92769L101    8,764   321715 SH       DEFINED    1,2,3      321,715      0    0
WABASH NATL CORP             COM              929566107    1,778   150000 SH       DEFINED    1,2,3      150,000      0    0
WELLS FARGO & CO NEW         COM              949746101   20,144   650000 SH       DEFINED    1,2,3      650,000      0    0
WESTERN LIBERTY BANCORP      COM              961443108    4,850   906545 SH       DEFINED    1,2,3      906,545      0    0
ZAGG INCORPORATED            COM              98884U108    1,758   230769 SH       DEFINED    1,2,3      230,769      0    0